T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.5%
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class D
2.74%, 12/8/22  225,000 226
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class D
4.01%, 7/18/24  105,000 111
AmeriCredit Automobile Receivables Trust
Series 2018-3, Class D
4.04%, 11/18/24  215,000 230
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class B
3.13%, 2/18/25  80,000 83
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  110,000 112
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/7/49 (1) 334,163 344
Ares LVII
Series 2020-57A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.564%, 10/25/31 (1) 300,000 300
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class A
3.07%, 9/20/23 (1) 145,000 150
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class A
4.00%, 3/20/25 (1) 295,000 322
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 240,000 260
Avis Budget Rental Car Funding AESOP
Series 2019-3A, Class B
2.65%, 3/20/26 (1) 330,000 345
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 250,000 248
BlueMountain
Series 2015-2A, Class A1R, CLO, FRN
3M USD LIBOR + 0.93%, 1.153%, 7/18/27 (1) 203,603 204
Carlyle Global Market Strategies
Series 2015-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.00%, 1.219%, 7/28/28 (1) 291,950 292
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  500,000 518

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  300,000 304
CIFC Funding
Series 2015-4A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/27 (1) 248,630 249
CIFC Funding
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.70%, 1.941%, 7/15/32 (1) 250,000 251
CNH Equipment Trust
Series 2017-C, Class B
2.54%, 5/15/25  30,000 30
Cole Park
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.05%, 1.274%, 10/20/28 (1) 376,342 376
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 129,350 136
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 215,000 218
Dryden
Series 2020-86A, Class A, CLO, FRN
3M USD LIBOR + 1.65%, 1.873%, 7/17/30 (1) 585,000 587
Elara HGV Timeshare Issuer
Series 2014-A, Class A
2.53%, 2/25/27 (1) 9,229 9
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  130,000 131
GM Financial Consumer Automobile Receivables Trust
Series 2017-3A, Class C
2.52%, 3/16/23 (1) 90,000 91
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class C
1.48%, 8/15/25 (1) 305,000 310
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 120,000 121
Golub Capital Partners
Series 2018-39A, Class A1, CLO, FRN
3M USD LIBOR + 1.15%, 1.374%, 10/20/28 (1) 339,442 340
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 244,375 260
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 28,261 29

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 120,818 126
Hyundai Auto Receivables Trust
Series 2016-B, Class D
2.68%, 9/15/23  175,000 175
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  205,000 209
Hyundai Auto Receivables Trust
Series 2020-C, Class C
1.08%, 12/15/27  215,000 215
Jack in the Box Funding
Series 2019-1A, Class A2I
3.982%, 8/25/49 (1) 258,050 265
Madison Park Funding XXXIII
Series 2019-33A, Class A, CLO, FRN
3M USD LIBOR + 1.33%, 1.571%, 10/15/32 (1) 635,000 638
Madison Park Funding XXXVII
Series 2019-37A, Class A1, CLO, FRN
3M USD LIBOR + 1.30%, 1.541%, 7/15/32 (1) 250,000 250
Magnetite XVIII
Series 2016-18A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.274%, 11/15/28 (1) 250,000 250
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.518%, 10/25/32 (1) 465,000 466
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 1.455%, 1/25/32 (1) 250,000 250
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 98,897 101
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1) 10,861 11
MVW Owner Trust
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 111,796 118
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 63,741 65
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 351,447 362
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 145,641 148

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 176,241 177
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 103,810 105
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 155,000 155
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.858%, 3/26/68 (1) 128,781 128
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 1.353%, 10/19/31 (1) 250,000 250
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1/20/32 (1)(2) 570,000 570
Neuberger Berman Loan Advisers
Series 2020-38A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 1.524%, 10/20/32 (1) 290,000 290
Neuberger Berman XVI
Series 2017-16SA, Class A, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 1/15/28 (1) 263,448 263
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.874%, 7/20/29 (1) 250,000 250
OCP
Series 2020-19A, Class A1, CLO, FRN
3M USD LIBOR + 1.75%, 1.974%, 7/20/31 (1) 250,000 251
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 1.091%, 7/15/27 (1) 175,783 176
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.233%, 7/17/29 (1) 238,635 239
Palmer Square
Series 2020-2A, Class A1A, CLO, FRN
3M USD LIBOR + 1.70%, 1.941%, 7/15/31 (1) 260,000 260
Reese Park
Series 2020-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.32%, 1.561%, 10/15/32 (1) 265,000 265
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 325,000 337
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 136,419 141

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 44,013 45
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.062%, 8/16/32 (1) 240,000 246
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 44,331 46
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 387,082 399
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 198,199 204
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 179,300 193
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 0.832%, 1/15/37 (1) 79,689 80
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 215,642 228
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 355,000 350
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 240,000 240
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 428,510 428
Symphony XXIII
Series 2020-23A, Class A, CLO, FRN
3M USD LIBOR + 1.32%, 1.487%, 1/15/34 (1) 580,000 582
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 4/20/33 (1)(2) 250,000 250
Taco Bell Funding
Series 2018-1A, Class A2I
4.318%, 11/25/48 (1) 322,575 325
Verizon Owner Trust
Series 2018-1A, Class C
3.20%, 9/20/22 (1) 195,000 197

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.284%, 10/20/29 (1) 285,000 285
Total Asset-Backed Securities (Cost $18,524) 18,791
BOND MUTUAL FUNDS 6.4%
T. Rowe Price Inflation Protected Bond Fund - I Class, (0.48)% (3)
(4) 488 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
4.41% (3)(4) 4,307,637 35,452
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.35% (3)(4) 2,745,714 26,798
T. Rowe Price Institutional High Yield Fund - Institutional Class,
3.45% (3)(4) 4,315,990 37,938
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.12% (3)(4) 7,248,629 73,719
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, (0.81)% (3)(4) 17,677 93
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
1.66% (3)(4) 4,563,949 51,938
Total Bond Mutual Funds (Cost $231,659) 225,944
COMMON STOCKS 71.5%
COMMUNICATION SERVICES 8.8%
Diversified Telecommunication Services 0.4%
KT (KRW)  66,618 1,543
Nippon Telegraph & Telephone (JPY)  399,700 10,354
Telecom Italia (EUR)  2,999,986 1,608
13,505
Entertainment 1.7%
Cinemark Holdings  32,076 720
Live Nation Entertainment (5) 32,425 2,881
Netflix (5) 36,377 19,602
Roku (5) 1,396 552
Sea, ADR (5) 56,328 13,276
Spotify Technology (5) 16,701 5,133
Walt Disney (5) 84,837 16,038
Zynga, Class A (5) 124,538 1,389
59,591
Interactive Media & Services 6.1%
Alphabet, Class A (5) 5,293 10,702

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Alphabet, Class C (5)(6) 51,182 104,251
Facebook, Class A (5)(6) 183,807 47,352
Kuaishou Technology (HKD) (5) 8,900 354
Match Group (5) 47,669 7,286
NAVER (KRW)  10,301 3,430
Pinterest, Class A (5) 6,059 488
Snap, Class A (5) 154,791 10,164
Tencent Holdings (HKD)  307,800 26,778
Z Holdings (JPY)  439,000 2,680
213,485
Media 0.4%
Advantage Solutions (5) 26,198 237
Advantage Solutions, Warrants, 12/31/26 (5) 6,549 12
Cable One  1,126 2,156
Charter Communications, Class A (5) 1,942 1,191
Comcast, Class A  37,020 1,952
CyberAgent (JPY)  57,000 3,442
National CineMedia  70,920 335
Stroeer (EUR)  27,068 2,428
WPP (GBP)  336,532 4,025
15,778
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)  37,800 3,528
T-Mobile US (5) 3,052 366
Vodafone Group, ADR  205,214 3,526
7,420
Total Communication Services 309,779
CONSUMER DISCRETIONARY 8.8%
Auto Components 0.5%
Aptiv  10,629 1,593
Autoliv, SDR (SEK)  29,058 2,556
Denso (JPY)  41,300 2,495
Gentherm (5) 16,005 1,133
Magna International  69,813 5,878
Stanley Electric (JPY)  80,100 2,390
Stoneridge (5) 18,485 567
Sumitomo Rubber Industries (JPY)  88,200 990
17,602
Automobiles 0.7%
General Motors  213,396 10,954
Honda Motor (JPY)  52,400 1,449
Suzuki Motor (JPY)  62,500 2,726

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Toyota Motor (JPY)  104,100 7,692
22,821
Diversified Consumer Services 0.0%
Bright Horizons Family Solutions (5) 7,059 1,127
Strategic Education  1,817 165
Terminix Global Holdings (5) 3,373 152
1,444
Hotels, Restaurants & Leisure 1.3%
BJ's Restaurants (5) 28,061 1,558
Bloomin' Brands  13,943 346
Chipotle Mexican Grill (5) 3,586 5,171
Chuy's Holdings (5) 30,044 1,232
Compass Group (GBP) (5) 166,852 3,388
Denny's (5) 32,597 572
Domino's Pizza  498 173
Drive Shack (5) 69,300 181
Fiesta Restaurant Group (5) 51,565 787
Hilton Worldwide Holdings  45,845 5,670
Marriott International, Class A  21,433 3,174
McDonald's  20,514 4,229
Papa John's International  22,087 1,992
Red Robin Gourmet Burgers (5) 19,825 608
Starbucks  43,335 4,681
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $772 (5)(7)(8)(9) 90,236 772
Yum! Brands  113,988 11,801
46,335
Household Durables 0.4%
Cavco Industries (5) 2,546 537
Lennar, Class A  19,886 1,650
Panasonic (JPY)  262,800 3,398
Persimmon (GBP)  79,557 2,883
Skyline Champion (5) 23,468 1,038
Sony (JPY)  47,500 5,016
TRI Pointe Group (5) 23,900 454
14,976
Internet & Direct Marketing Retail 3.8%
A Place for Rover, Acquisition Date: 5/25/18, Cost $6 (5)(8) 848 8
Alibaba Group Holding, ADR (5) 107,729 25,614
Amazon.com (5)(6) 27,578 85,297
ASOS (GBP) (5) 73,379 5,746
Booking Holdings (5) 2,816 6,557
DoorDash, Class A (5) 3,604 611

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Etsy (5) 9,525 2,098
JD.com, ADR (5) 14,368 1,349
Pinduoduo, ADR (5) 9,961 1,705
Poshmark, Class A (5) 3,421 198
RealReal (5) 23,400 597
THG (GBP) (5) 73,278 722
Zalando (EUR) (5) 44,867 4,613
135,115
Multiline Retail 0.4%
Dollar General  39,671 7,497
Dollar Tree (5) 1,233 121
Next (GBP) (5) 31,651 3,353
Ollie's Bargain Outlet Holdings (5) 23,025 1,904
12,875
Specialty Retail 1.0%
Burlington Stores (5) 10,186 2,636
Carvana (5) 11,349 3,217
Five Below (5) 3,100 577
Home Depot  21,996 5,682
Kingfisher (GBP) (5) 1,012,207 3,752
L Brands  16,745 915
Michaels (5) 53,582 804
Monro  19,132 1,186
Petco Health & Wellness (5) 14,499 289
RH (5) 1,977 969
Ross Stores  66,784 7,790
TJX  112,738 7,440
Vroom (5) 11,633 515
35,772
Textiles, Apparel & Luxury Goods 0.7%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $107 (5)(7)
(8) 9,780 113
Capri Holdings (5) 18,700 872
EssilorLuxottica (EUR)  21,564 3,518
Kering (EUR)  4,468 2,826
Lululemon Athletica (5) 15,987 4,983
Moncler (EUR) (5) 63,551 3,930
NIKE, Class B  53,063 7,152
Samsonite International (HKD) (5) 682,200 1,326
Steven Madden  6,700 248
VF  5,423 429
25,397
Total Consumer Discretionary 312,337

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
CONSUMER STAPLES 2.1%
Beverages 0.3%
Boston Beer, Class A (5) 3,814 3,924
Diageo (GBP)  112,262 4,416
Kirin Holdings (JPY)  87,500 1,724
10,064
Food & Staples Retailing 0.2%
Seven & i Holdings (JPY) (10) 119,300 4,547
Welcia Holdings (JPY) (10) 37,200 1,185
5,732
Food Products 1.0%
Barry Callebaut (CHF)  1,170 2,531
Cal-Maine Foods (5) 25,380 967
Darling Ingredients (5) 36,861 2,324
Mondelez International, Class A  26,032 1,384
Nestle (CHF)  158,656 16,559
Nomad Foods (5) 33,535 792
Post Holdings (5) 13,343 1,282
Sanderson Farms  6,624 1,010
TreeHouse Foods (5) 28,256 1,413
Utz Brands  43,100 1,089
Wilmar International (SGD)  1,036,400 4,080
33,431
Household Products 0.1%
Procter & Gamble  21,186 2,617
2,617
Personal Products 0.5%
BellRing Brands, Class A (5) 13,881 315
Estee Lauder, Class A  1,997 571
L'Oreal (EUR)  16,585 6,053
Pola Orbis Holdings (JPY)  37,700 864
Unilever (GBP)  209,489 10,920
18,723
Total Consumer Staples 70,567
ENERGY 0.9%
Energy Equipment & Services 0.2%
Cactus, Class A  13,400 427
Computer Modelling Group (CAD)  38,800 174
Dril-Quip (5) 9,200 312
Halliburton  60,223 1,315
Liberty Oilfield Services, Class A  76,234 891

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
NexTier Oilfield Solutions (5) 119,301 555
Worley (AUD)  340,758 2,901
6,575
Oil, Gas & Consumable Fuels 0.7%
Chevron  13,306 1,331
Devon Energy  37,572 809
Diamondback Energy  22,444 1,555
Equinor (NOK) (10) 255,470 4,845
Magnolia Oil & Gas, Class A (5) 85,189 1,027
Royal Dutch Shell, Class B, ADR  60,592 2,356
Seven Generations Energy, Class A (CAD) (5) 28,600 189
TOTAL (EUR)  175,162 8,168
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $21 (5)(7)(8) 7 39
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $279 (5)(7)(8) 77 428
Williams  191,616 4,376
25,123
Total Energy 31,698
FINANCIALS 10.3%
Banks 3.5%
Atlantic Capital Bancshares (5) 16,268 331
Australia & New Zealand Banking Group (AUD)  156,998 3,153
Bank of America  332,135 11,528
BankUnited  48,034 1,931
BNP Paribas (EUR) (5) 90,536 5,382
Citizens Financial Group  28,690 1,246
Close Brothers Group (GBP)  52,116 1,132
Columbia Banking System  13,037 577
CrossFirst Bankshares (5) 30,306 405
DBS Group Holdings (SGD)  107,856 2,137
Dime Community Bancshares  15,085 444
DNB (NOK) (10) 326,479 6,343
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56 (5)(7)(8) 5,570 67
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (5)(7)(8) 2,736 33
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (5)(7)(8) 831 3
East West Bancorp  20,906 1,509
Equity Bancshares, Class A (5) 14,634 380
Erste Group Bank (EUR) (5) 67,018 2,201
FB Financial  24,874 1,055
First Bancshares  18,696 600

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (5)(7)(8) 9,254 63
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (5)(7)(8) 1,736 4
Heritage Commerce  56,230 535
Heritage Financial  20,509 531
Home BancShares  54,266 1,326
ING Groep (EUR)  417,310 4,571
Intesa Sanpaolo (EUR) (5) 846,648 2,177
Investors Bancorp  53,598 715
JPMorgan Chase  106,928 15,737
Live Oak Bancshares  22,886 1,261
Lloyds Banking Group (GBP) (5) 5,438,055 2,963
Mitsubishi UFJ Financial Group (JPY)  505,900 2,661
National Bank of Canada (CAD)  86,601 5,455
Origin Bancorp  21,370 732
Pacific Premier Bancorp  30,931 1,247
Pinnacle Financial Partners  26,393 2,142
PNC Financial Services Group  33,532 5,645
Popular  11,410 762
Professional Holding, Class A (5) 11,709 187
Prosperity Bancshares  12,232 899
Sandy Spring Bancorp  16,758 630
Seacoast Banking (5) 37,166 1,336
Signature Bank  9,751 2,129
South State  17,762 1,401
Standard Chartered (GBP)  191,463 1,239
Sumitomo Mitsui Trust Holdings (JPY)  60,558 1,999
Svenska Handelsbanken, Class A (SEK) (5) 348,338 3,672
United Overseas Bank (SGD)  191,400 3,515
Webster Financial  18,417 1,019
Wells Fargo  363,434 13,145
Western Alliance Bancorp  27,222 2,491
122,646
Capital Markets 2.7%
Altimeter Growth (5) 27,930 377
Bluescape Opportunities Acquisition (5) 35,704 419
Cboe Global Markets  16,990 1,681
Charles Schwab  295,334 18,228
dMY Technology Group II, Class A (5) 8,600 164
Goldman Sachs Group  64,468 20,596
Intercontinental Exchange  27,787 3,065
Macquarie Group (AUD)  28,909 3,164
Morgan Stanley (6) 518,655 39,869
MSCI  548 227

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
S&P Global  15,775 5,196
StepStone Group, Class A (5) 27,373 986
XP, Class A (5) 12,086 534
94,506
Consumer Finance 0.2%
Capital One Financial  21,429 2,576
Encore Capital Group (5) 20,558 687
PRA Group (5) 22,011 811
PROG Holdings  24,508 1,226
SLM  42,835 676
5,976
Diversified Financial Services 0.5%
Challenger (AUD)  274,699 1,360
Element Fleet Management (CAD)  387,488 3,800
Equitable Holdings  380,854 11,262
Mitsubishi UFJ Lease & Finance (JPY)  282,700 1,525
17,947
Insurance 3.2%
AIA Group (HKD)  179,400 2,262
American International Group (6) 343,102 15,079
Assurant  12,059 1,486
Aviva (GBP)  485,786 2,461
AXA (EUR)  314,277 7,903
Axis Capital Holdings  24,755 1,251
Chubb  72,294 11,754
Direct Line Insurance Group (GBP)  269,904 1,207
Hanover Insurance Group  9,412 1,086
Hartford Financial Services Group  76,551 3,880
Loews  13,140 628
Marsh & McLennan  43,004 4,955
MetLife  192,030 11,061
Munich Re (EUR)  27,617 8,124
PICC Property & Casualty, Class H (HKD)  2,800,000 2,118
Ping An Insurance Group, Class H (HKD)  215,000 2,661
Principal Financial Group  20,172 1,141
Safety Insurance Group  4,207 333
Sampo, Class A (EUR)  120,760 5,375
Selective Insurance Group  25,445 1,726
Selectquote (5) 15,091 460
State Auto Financial  11,937 224
Storebrand (NOK) (5) 432,179 3,684
Sun Life Financial (CAD) (10) 115,180 5,543
Tokio Marine Holdings (JPY)  96,200 4,779

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Travelers  34,856 5,072
Willis Towers Watson  546 120
Zurich Insurance Group (CHF)  10,741 4,385
110,758
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial  35,086 467
Essent Group  24,043 991
Housing Development Finance (INR)  78,611 2,721
Meridian Bancorp  44,119 739
PennyMac Financial Services  23,551 1,395
Sterling Bancorp  34,240 176
6,489
Total Financials 358,322
HEALTH CARE 9.1%
Biotechnology 1.0%
AbbVie  62,680 6,753
Abcam, ADR (5) 14,306 341
ACADIA Pharmaceuticals (5) 7,026 344
Acceleron Pharma (5) 8,410 1,145
Agios Pharmaceuticals (5) 11,088 526
Allogene Therapeutics (5) 4,612 160
Apellis Pharmaceuticals (5) 3,800 183
Arcutis Biotherapeutics (5) 2,929 100
Argenx, ADR (5) 6,693 2,213
Ascendis Pharma, ADR (5) 10,315 1,599
Avidity Biosciences (5) 3,236 78
Blueprint Medicines (5) 10,988 1,079
Cerevel Therapeutics Holdings (5) 7,085 107
CRISPR Therapeutics (5) 2,053 258
Enanta Pharmaceuticals (5) 1,100 54
Exact Sciences (5) 870 118
Flame Biosciences, Acquisition Date: 9/28/20, Cost $53 (5)(7)(8) 8,157 53
G1 Therapeutics (5) 6,798 150
Generation Bio (5) 19,143 669
Global Blood Therapeutics (5) 19,042 811
Homology Medicines (5) 10,656 114
IGM Biosciences (5) 5,061 443
Incyte (5) 22,187 1,745
Insmed (5) 33,258 1,190
Intellia Therapeutics (5) 4,770 288
Iovance Biotherapeutics (5) 4,528 169
Kodiak Sciences (5) 14,182 1,830
Legend Biotech, ADR (5) 1,496 41

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MeiraGTx Holdings (5) 5,759 86
Orchard Therapeutics, ADR (5) 14,507 101
PTC Therapeutics (5) 2,900 166
Radius Health (5) 51,854 965
RAPT Therapeutics (5) 6,800 123
Replimune Group (5) 3,157 109
Scholar Rock Holding (5) 18,068 978
Seagen (5) 4,723 714
TG Therapeutics (5) 1,811 79
Turning Point Therapeutics (5) 6,264 739
Ultragenyx Pharmaceutical (5) 14,690 2,079
Vertex Pharmaceuticals (5) 19,342 4,111
Xencor (5) 16,750 825
Zentalis Pharmaceuticals (5) 3,056 129
33,765
Health Care Equipment & Supplies 2.7%
Abbott Laboratories  37,201 4,456
Alcon (CHF) (5) 21,836 1,504
Align Technology (5) 1,823 1,034
AtriCure (5) 13,562 885
Avanos Medical (5) 21,880 1,006
Axonics Modulation Technologies (5) 5,429 273
Becton Dickinson & Company  1,350 325
Danaher  111,871 24,575
DENTSPLY SIRONA  7,311 388
Elekta, Class B (SEK)  207,382 2,796
ICU Medical (5) 4,419 917
Intuitive Surgical (5) 13,471 9,925
iRhythm Technologies (5) 8,862 1,426
JAND, Class A, Acquisition Date: 3/9/18, Cost $114 (5)(7)(8) 7,265 178
Koninklijke Philips (EUR) (5) 197,827 10,801
Medtronic  82,476 9,647
Mesa Laboratories  1,269 345
Nevro (5) 5,729 946
NuVasive (5) 9,443 570
Outset Medical (5) 1,924 96
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (5)(7)(8) 70,144 118
Penumbra (5) 2,774 789
Pulmonx (5) 1,758 100
Quidel (5) 11,891 1,953
Siemens Healthineers (EUR)  67,385 3,734
Stryker  68,857 16,711
Zimmer Biomet Holdings  6,097 994
96,492

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Health Care Providers & Services 2.1%
Accolade (5) 5,676 252
Alignment Healthcare Partners, Acquisition Date: 2/28/20,
Cost $204 (5)(7)(8) 16,862 207
Amedisys (5) 6,876 1,744
Anthem  35,971 10,906
Centene (5) 71,405 4,180
Cigna  38,673 8,118
Cross Country Healthcare (5) 29,368 326
Fresenius (EUR)  91,468 3,919
Hanger (5) 42,561 936
HCA Healthcare  92,804 15,965
Humana  5,261 1,997
ModivCare (5) 6,705 860
Molina Healthcare (5) 12,555 2,721
Oak Street Health (5) 2,403 127
Option Care Health (5) 14,275 274
Pennant Group (5) 11,861 626
U.S. Physical Therapy  8,140 954
UnitedHealth Group  59,184 19,662
73,774
Health Care Technology 0.1%
Certara (5) 3,895 135
Veeva Systems, Class A (5) 6,906 1,934
2,069
Life Sciences Tools & Services 1.0%
Adaptive Biotechnologies (5) 7,358 416
Agilent Technologies  61,181 7,468
Bruker  28,618 1,745
Evotec (EUR) (5)(10) 52,357 2,025
PPD (5) 18,790 659
Quanterix (5) 3,732 283
Seer (5) 2,734 132
Seer, Class A, Acquisition Date: 12/8/20, Cost $93 (5)(8) 4,911 225
Thermo Fisher Scientific  46,418 20,892
33,845
Pharmaceuticals 2.2%
Arvinas (5) 1,746 137
Astellas Pharma (JPY)  474,000 7,495
AstraZeneca, ADR  86,300 4,175
Atea Pharmaceuticals (5) 3,120 235
Bausch Health (5) 78,680 2,472
Bayer (EUR)  86,761 5,270

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cara Therapeutics (5) 10,157 186
Catalent (5) 21,007 2,389
Elanco Animal Health (5) 122,722 4,033
Eli Lilly and Company  34,619 7,093
GlaxoSmithKline, ADR  108,308 3,640
Ipsen (EUR)  20,155 1,716
Novartis (CHF)  104,583 9,007
Novo Nordisk, Class B (DKK)  27,372 1,953
Otsuka Holdings (JPY)  82,200 3,279
Reata Pharmaceuticals, Class A (5) 5,021 614
Roche Holding (CHF)  29,875 9,801
Sanofi (EUR)  88,410 8,113
Takeda Pharmaceutical, ADR  85,512 1,429
TherapeuticsMD (5) 188,145 286
Zoetis  20,531 3,187
76,510
Total Health Care 316,455
INDUSTRIALS & BUSINESS SERVICES 7.6%
Aerospace & Defense 0.3%
BWX Technologies  9,137 530
Meggitt (GBP) (5) 656,789 3,894
Parsons (5) 10,246 366
Safran (EUR) (5) 20,639 2,813
Teledyne Technologies (5) 5,743 2,131
9,734
Air Freight & Logistics 0.3%
FedEx  23,313 5,933
United Parcel Service, Class B  38,997 6,155
12,088
Airlines 0.1%
Alclear Holdings, Class B, Acquisition Date: 3/6/18 - 12/13/18,
Cost $291 (5)(7)(8)(9) 1,942 563
Southwest Airlines  73,952 4,299
United Airlines Holdings (5) 1,308 69
4,931
Building Products 0.2%
Gibraltar Industries (5) 21,034 1,837
Johnson Controls International  94,050 5,247
PGT Innovations (5) 32,023 756
7,840

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Commercial Services & Supplies 0.2%
ADT  96,828 737
Brink's  16,099 1,237
Cintas  6,123 1,986
Copart (5) 794 87
Heritage-Crystal Clean (5) 19,135 502
MSA Safety  5,208 838
Rentokil Initial (GBP) (5) 170,600 1,111
Tetra Tech  4,393 608
7,106
Electrical Equipment 0.7%
ABB (CHF)  176,347 5,077
Array Technologies (5) 15,797 586
AZZ  27,496 1,405
Hubbell  18,264 3,242
Legrand (EUR)  30,042 2,612
Mitsubishi Electric (JPY)  383,600 5,681
Prysmian (EUR)  105,972 3,404
Schneider Electric (EUR)  18,864 2,789
Shoals Technologies Group, Class A (5) 24,140 787
Thermon Group Holdings (5) 12,860 263
25,846
Industrial Conglomerates 1.8%
DCC (GBP)  35,791 2,891
General Electric  2,160,009 27,087
Honeywell International  64,607 13,073
Melrose Industries (GBP) (5) 1,887,903 4,387
Roper Technologies  10,580 3,995
Siemens (EUR)  82,169 12,717
64,150
Machinery 1.8%
Caterpillar  84,182 18,173
Chart Industries (5) 13,823 1,978
Deere  46,502 16,235
Enerpac Tool Group  49,294 1,218
ESCO Technologies  15,263 1,613
Federal Signal  14,100 513
Fortive  26,069 1,716
Graco  17,410 1,207
Helios Technologies  14,453 945
Ingersoll Rand (5) 39,127 1,813
John Bean Technologies  13,839 2,042
KION Group (EUR)  44,778 3,784

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Knorr-Bremse (EUR)  19,299 2,458
Marel (ISK)  51,853 363
Meritor (5) 42,535 1,292
Mueller Water Products, Class A  61,051 787
Parker-Hannifin  2,029 582
SMC (JPY)  2,700 1,601
SPX (5) 17,959 998
Stanley Black & Decker  3,590 628
THK (JPY)  59,700 1,941
Toro  9,871 995
62,882
Marine 0.0%
Matson  23,120 1,602
1,602
Professional Services 0.8%
Booz Allen Hamilton Holding  13,598 1,049
Clarivate (5) 96,912 2,205
CoStar Group (5) 5,106 4,206
Equifax  4,032 653
Huron Consulting Group (5) 5,500 280
Jacobs Engineering Group  69,088 7,951
Recruit Holdings (JPY)  92,400 4,617
TechnoPro Holdings (JPY)  37,200 2,716
Teleperformance (EUR)  8,105 2,871
Upwork (5) 38,516 2,075
28,623
Road & Rail 0.7%
Canadian Pacific Railway  616 219
Central Japan Railway (JPY)  16,700 2,752
CSX  8,941 819
Kansas City Southern  997 212
Knight-Swift Transportation Holdings  25,626 1,107
Landstar System  4,915 787
Norfolk Southern  50,603 12,755
Saia (5) 4,600 922
Union Pacific  26,577 5,474
25,047
Trading Companies & Distributors 0.7%
Air Lease  6,700 307
Ashtead Group (GBP)  72,939 3,963
Bunzl (GBP)  60,328 1,884
Mitsubishi (JPY)  96,000 2,721
Rush Enterprises, Class A  19,772 839

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SiteOne Landscape Supply (5) 15,268 2,420
Sumitomo (JPY)  217,100 3,164
United Rentals (5) 32,935 9,794
25,092
Total Industrials & Business Services 274,941
INFORMATION TECHNOLOGY 16.0%
Communications Equipment 0.2%
Infinera (5) 11,300 111
LM Ericsson, Class B (SEK)  486,650 6,081
6,192
Electronic Equipment, Instruments & Components 0.6%
CTS  33,373 1,074
Hamamatsu Photonics (JPY)  53,500 3,159
Keysight Technologies (5) 9,615 1,361
Largan Precision (TWD)  15,000 1,773
Littelfuse  4,928 1,282
Murata Manufacturing (JPY)  56,400 4,835
National Instruments  31,538 1,400
Novanta (5) 16,017 2,119
Omron (JPY)  29,000 2,353
TE Connectivity  15,532 2,020
21,376
IT Services 3.7%
Amadeus IT Group, A Shares (EUR) (5) 26,371 1,841
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,024 (5)(7)(8) 182,540 1,473
Automatic Data Processing  2,627 457
Euronet Worldwide (5) 7,918 1,190
Fidelity National Information Services  25,640 3,538
Fiserv (5) 125,387 14,466
Global Payments  79,427 15,726
Kratos Defense & Security Solutions (5) 40,030 1,101
Mastercard, Class A  52,316 18,512
MongoDB (5) 4,008 1,547
NTT Data (JPY)  338,500 5,197
PayPal Holdings (5) 92,045 23,918
Repay Holdings (5) 11,161 243
ServiceTitan, Acquisition Date: 11/9/18, Cost $9 (5)(7)(8) 327 13
Shopify, Class A (5) 3,181 4,075
Snowflake, Class A (5) 1,140 296
Square, Class A (5) 2,049 471
StoneCo, Class A (5) 7,872 675
Twilio, Class A (5) 3,620 1,422

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Visa, Class A  146,697 31,157
Wix.com (5) 11,582 4,037
131,355
Semiconductors & Semiconductor Equipment 5.2%
Advanced Micro Devices (5) 68,220 5,765
Analog Devices  54,786 8,537
Applied Materials  195,971 23,162
ASML Holding (EUR)  14,865 8,430
ASML Holding  10,874 6,167
Broadcom  43,891 20,623
Entegris  30,040 3,161
KLA  3,725 1,159
Lam Research  4,235 2,402
Lattice Semiconductor (5) 59,216 2,849
Marvell Technology Group  118,862 5,739
Maxim Integrated Products  16,214 1,511
Microchip Technology  5,364 819
Micron Technology (5) 65,885 6,030
Monolithic Power Systems  3,551 1,330
NVIDIA  26,935 14,776
NXP Semiconductors  113,371 20,696
PDF Solutions (5) 24,519 450
QUALCOMM  154,974 21,106
Renesas Electronics (JPY) (5) 164,700 1,812
Semtech (5) 6,905 506
Taiwan Semiconductor Manufacturing (TWD)  649,759 14,195
Texas Instruments  44,153 7,606
Tokyo Electron (JPY)  10,100 4,212
183,043
Software 4.9%
Atlassian, Class A (5) 7,594 1,805
Ceridian HCM Holding (5) 18,579 1,666
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (5)(7)(8) 3,930 96
Citrix Systems  10,990 1,468
Coupa Software (5) 5,020 1,738
Crowdstrike Holdings, Class A (5) 3,419 739
Descartes Systems Group (5) 31,436 1,841
DocuSign (5) 11,258 2,552
Duck Creek Technologies (5) 2,960 140
Five9 (5) 12,710 2,354
Fortinet (5) 422 71
Intuit  43,949 17,146
Manhattan Associates (5) 5,300 652
Microsoft (6) 332,944 77,370

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
nCino (5) 11,050 756
Paycom Software (5) 5,219 1,953
Proofpoint (5) 9,397 1,136
RingCentral, Class A (5) 362 137
salesforce.com (5) 69,617 15,072
SAP (EUR)  36,126 4,468
ServiceNow (5) 36,221 19,322
Splunk (5) 27,773 3,972
SS&C Technologies Holdings  28,266 1,873
Synopsys (5) 35,601 8,730
Toast, Acquisition Date: 9/14/18, Cost $— (5)(7)(8) 19 2
Workday, Class A (5) 10,628 2,606
Workiva (5) 5,700 577
Zendesk (5) 2,900 424
Zoom Video Communications, Class A (5) 7,054 2,635
173,301
Technology Hardware, Storage & Peripherals 1.4%
Apple (6) 307,124 37,242
Samsung Electronics (KRW)  148,090 10,853
48,095
Total Information Technology 563,362
MATERIALS 4.2%
Chemicals 1.7%
Air Liquide (EUR)  27,835 4,192
Akzo Nobel (EUR)  34,824 3,601
Albemarle  6,191 973
Asahi Kasei (JPY)  325,100 3,527
BASF (EUR)  47,247 3,865
Covestro (EUR)  94,933 6,874
Element Solutions  109,554 1,978
International Flavors & Fragrances  34,699 4,702
Johnson Matthey (GBP)  105,055 4,489
Linde  51,694 12,627
Minerals Technologies  13,946 994
PPG Industries  33,503 4,517
Quaker Chemical  5,294 1,495
Sherwin-Williams  1,825 1,242
Tosoh (JPY)  27,000 496
Umicore (EUR)  58,390 3,430
59,002
Containers & Packaging 1.1%
Amcor, CDI (AUD)  193,318 2,114
Avery Dennison  22,425 3,929

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Ball  3,888 332
International Paper  217,125 10,780
Packaging Corp. of America  80,317 10,603
Westrock  244,197 10,645
38,403
Metals & Mining 1.2%
Alcoa (5) 28,900 710
Antofagasta (GBP)  214,834 5,362
BHP Group (AUD)  156,085 5,900
BHP Group (GBP)  161,855 5,141
Constellium (5) 77,590 1,027
ERO Copper (CAD) (5) 59,925 1,057
Franco-Nevada (CAD)  5,157 552
Freeport-McMoRan (5) 289,810 9,827
Haynes International  16,630 465
IGO (AUD)  821,493 4,431
Northern Star Resources (AUD)  119,059 922
Rio Tinto (AUD)  19,906 1,953
South32 (AUD)  918,716 1,952
Southern Copper  43,274 3,087
42,386
Paper & Forest Products 0.2%
Domtar  17,264 640
Stora Enso, Class R (EUR)  189,264 3,728
West Fraser Timber (CAD)  13,094 895
5,263
Total Materials 145,054
REAL ESTATE 1.6%
Equity Real Estate Investment Trusts 1.4%
American Campus Communities, REIT  25,830 1,058
Community Healthcare Trust, REIT  8,426 369
CubeSmart, REIT  25,028 925
EastGroup Properties, REIT  14,614 1,989
First Industrial Realty Trust, REIT 13,479 576
Flagship Communities, REIT  6,984 105
Great Portland Estates (GBP)  300,554 2,841
JBG SMITH Properties, REIT  34,285 1,089
Prologis, REIT  217,867 21,584
PS Business Parks, REIT  10,926 1,583
Regency Centers, REIT  5,940 325
Rexford Industrial Realty, REIT  24,597 1,174
Scentre Group (AUD)  847,656 1,877
Welltower, REIT  81,528 5,536

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Weyerhaeuser, REIT  275,948 9,346
50,377
Real Estate Management & Development 0.2%
Altus Group (CAD)  616 27
FirstService  18,418 2,786
Mitsui Fudosan (JPY)  216,800 4,931
7,744
Total Real Estate 58,121
UTILITIES 2.1%
Electric Utilities 0.8%
American Electric Power  4,477 335
Evergy  2,360 126
FirstEnergy  44,496 1,475
IDACORP  11,200 966
MGE Energy  6,039 385
NextEra Energy  207,753 15,266
Southern  172,169 9,765
Xcel Energy  4,171 244
28,562
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  336,500 1,165
Chesapeake Utilities  11,226 1,187
ONE Gas  19,939 1,335
Southwest Gas Holdings  23,758 1,481
5,168
Independent Power & Renewable Electricity Producers 0.2%
AES  96,017 2,550
Electric Power Development (JPY) (10) 110,800 1,812
NextEra Energy Partners  11,992 871
5,233
Multi-Utilities 0.9%
Ameren  42,864 3,012
Dominion Energy  7,970 544
DTE Energy  3,549 418
Engie (EUR) (5) 362,626 5,280
National Grid (GBP)  329,006 3,699
NorthWestern  5,600 327
Public Service Enterprise Group  115,692 6,228
Sempra Energy  94,766 10,991
WEC Energy Group  6,953 561
31,060

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Water Utilities 0.1%
California Water Service Group  13,371 735
Middlesex Water  8,994 618
SJW Group  13,202 827
2,180
Total Utilities 72,203
Total Miscellaneous Common Stocks  0.0% (11) 758
Total Common Stocks (Cost $1,377,833) 2,513,597
CONVERTIBLE PREFERRED STOCKS 0.4%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $287 (5)(7)(8) 26,722 985
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $430 (5)(7)(8) 27,772 1,023
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $2,493 (5)(7)(8) 67,655 2,493
4,501
Diversified Consumer Services 0.0%
1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost $100 (5)(7)
(8) 19,927 166
166
Hotels, Restaurants & Leisure 0.0%
Cava Group, Series E, Acquisition Date: 6/23/20, Cost $327 (5)(7)
(8) 14,422 327
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (5)(7)(8)
(9) 17,718 159
486
Internet & Direct Marketing Retail 0.0%
A Place for Rover, Series G, Acquisition Date: 5/11/18,
Cost $91 (5)(8) 12,138 120
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $303 (5)(7)(8) 857 752
Roofoods, Series G, Acquisition Date: 5/16/19, Cost $13 (5)(7)(8) 30 26
898
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $35 (5)(7)(8) 3,180 37
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $6 (5)(7)(8) 560 6
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $58 (5)(7)(8) 5,340 62

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $19 (5)(7)
(8) 1,710 20
125
Total Consumer Discretionary 6,176
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $221 (5)(7)(8) 11,951 395
Total Consumer Staples 395
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107 (5)(7)(8) 38,898 107
107
Health Care Equipment & Supplies 0.0%
JAND, Series E, Acquisition Date: 3/9/18, Cost $141 (5)(7)(8) 8,963 220
JAND, Series F, Acquisition Date: 4/3/20, Cost $257 (5)(7)(8) 13,191 324
Kardium, Series D6, Acquisition Date: 1/8/21, Cost $120 (5)(7)(8) 118,345 120
664
Health Care Providers & Services 0.0%
Bright Health, Series E, Acquisition Date: 9/16/20, Cost $293 (5)
(7)(8) 14,370 293
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (5)(7)(8) 92,428 223
516
Life Sciences Tools & Services 0.0%
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (5)(7)(8) 11,776 161
161
Total Health Care 1,448
INDUSTRIALS & BUSINESS SERVICES 0.0%
Machinery 0.0%
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost $20 (5)(7)(8) 2,098 20
Xometry, Series B, Acquisition Date: 7/20/20, Cost $7 (5)(7)(8) 720 7
Xometry, Series C, Acquisition Date: 7/20/20, Cost $7 (5)(7)(8) 748 7
Xometry, Series D, Acquisition Date: 7/20/20, Cost $6 (5)(7)(8) 581 6
Xometry, Series E, Acquisition Date: 7/20/20, Cost $57 (5)(7)(8) 4,201 57
Xometry, Series Seed-1, Acquisition Date: 9/4/20, Cost $31 (5)(7)
(8) 3,825 31

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Xometry, Series Seed-2, Acquisition Date: 9/4/20, Cost $13 (5)(7)
(8) 1,683 13
141
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $148 (5)(7)(8) 20,804 242
Convoy, Series D, Acquisition Date: 10/30/19, Cost $223 (5)(7)(8) 16,522 193
435
Total Industrials & Business Services 576
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (5)
(7)(8) 7 —
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $88 (5)(7)
(8) 3,321 129
129
Software 0.1%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (5)(7)(8) 4,912 120
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (5)(7)(8) 8,682 213
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (5)(7)(8) 1,466 260
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (5)(7)(8) 9,815 119
Haul Hub, Series B, Acquisition Date: 2/14/20, Cost $70 (5)(7)(8) 4,790 70
Nuro, Series C, Acquisition Date: 10/30/20, Cost $175 (5)(7)(8) 13,371 175
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $54 (5)(7)(8) 23,742 86
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $126 (5)(7)(8) 4,012 176
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $16 (5)(7)(8) 375 16
Toast, Series B, Acquisition Date: 9/14/18, Cost $3 (5)(7)(8) 169 22
Toast, Series D, Acquisition Date: 6/27/18, Cost $214 (5)(7)(8) 12,364 1,588
Toast, Series F, Acquisition Date: 2/14/20, Cost $60 (5)(7)(8) 1,312 169
3,014
Total Information Technology 3,143
MATERIALS 0.0%
Chemicals 0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (5)(7)(8) 5,247 217
Total Materials 217

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
UTILITIES 0.1%
Electric Utilities 0.1%
Southern, Series A, 6.75%, 8/1/22  19,032 918
Total Utilities 918
Total Convertible Preferred Stocks (Cost $9,040) 12,873
CORPORATE BONDS 2.1%
AbbVie, 2.95%, 11/21/26  535,000 580
AbbVie, 4.05%, 11/21/39  355,000 408
AbbVie, 4.875%, 11/14/48  412,000 527
Adani Electricity Mumbai, 3.949%, 2/12/30  550,000 567
AerCap Ireland Capital, 3.50%, 5/26/22  150,000 154
AerCap Ireland Capital, 4.875%, 1/16/24  435,000 475
AerCap Ireland Capital, 6.50%, 7/15/25  155,000 182
AIA Group, 3.90%, 4/6/28 (1) 490,000 548
AIB Group, VR, 4.263%, 4/10/25 (1)(12) 210,000 230
Aker, 2.875%, 1/15/26 (1) 240,000 249
Alexandria Real Estate Equities, 3.95%, 1/15/28  280,000 316
Alexandria Real Estate Equities, 4.70%, 7/1/30  50,000 60
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
American Campus Communities Operating Partnership, 2.85%,
2/1/30  390,000 400
American Campus Communities Operating Partnership, 3.30%,
7/15/26  95,000 104
American Campus Communities Operating Partnership, 3.625%,
11/15/27  215,000 238
APT Pipelines, 4.25%, 7/15/27 (1) 520,000 589
Arrow Electronics, 4.00%, 4/1/25  230,000 250
AT&T, 2.25%, 2/1/32  300,000 287
AT&T, 2.30%, 6/1/27  190,000 197
AT&T, 2.55%, 12/1/33 (1) 220,000 211
AT&T, 2.75%, 6/1/31  720,000 731
AT&T, 3.80%, 12/1/57 (1) 392,000 373
AT&T, 4.30%, 2/15/30  135,000 155
Ausgrid Finance, 3.85%, 5/1/23 (1)(10) 135,000 142
Ausgrid Finance, 4.35%, 8/1/28 (1) 205,000 232
Avnet, 3.75%, 12/1/21  270,000 276
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 445,000 466
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 60,000 63
Avolon Holdings Funding, 4.375%, 5/1/26 (1) 130,000 138
Baidu, 2.875%, 7/6/22  460,000 471
Baidu, 3.625%, 7/6/27  450,000 496
Baidu, 3.875%, 9/29/23  255,000 275

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Banco Santander, 3.49%, 5/28/30  200,000 216
Bank of America, 3.248%, 10/21/27  475,000 519
Bank of America, VR, 1.898%, 7/23/31 (12) 225,000 217
Bank of America, VR, 2.496%, 2/13/31 (12) 250,000 256
Bank of America, VR, 2.592%, 4/29/31 (12) 265,000 273
Bank of America, VR, 3.419%, 12/20/28 (12) 25,000 28
Bank of America, VR, 3.559%, 4/23/27 (12) 95,000 105
Bank of America, VR, 4.271%, 7/23/29 (12) 330,000 382
Bank of America, Series L, 3.95%, 4/21/25  635,000 702
Barclays, VR, 2.852%, 5/7/26 (12) 300,000 316
Barclays, VR, 3.932%, 5/7/25 (12) 235,000 256
BAT Capital, 3.557%, 8/15/27  665,000 721
BAT International Finance, 1.668%, 3/25/26  85,000 85
BBVA Bancomer, 4.375%, 4/10/24 (1)(10) 700,000 763
Becton Dickinson & Company, 1.957%, 2/11/31  255,000 251
Becton Dickinson & Company, 2.823%, 5/20/30  150,000 157
Becton Dickinson & Company, 3.70%, 6/6/27  615,000 688
Becton Dickinson & Company, 3.794%, 5/20/50  175,000 193
Becton Dickinson & Company, 4.669%, 6/6/47  170,000 210
BNP Paribas, VR, 1.323%, 1/13/27 (1)(12) 200,000 199
BNP Paribas, VR, 3.052%, 1/13/31 (1)(12) 375,000 396
Boardwalk Pipelines, 3.40%, 2/15/31  235,000 242
Boardwalk Pipelines, 4.45%, 7/15/27  40,000 45
Boardwalk Pipelines, 4.95%, 12/15/24  175,000 198
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 295
Booking Holdings, 4.10%, 4/13/25  85,000 95
Booking Holdings, 4.50%, 4/13/27  90,000 105
Booking Holdings, 4.625%, 4/13/30  100,000 119
Boral Finance, 3.00%, 11/1/22 (1) 30,000 31
Boral Finance, 3.75%, 5/1/28 (1) 855,000 904
Boston Properties, 3.25%, 1/30/31  100,000 106
Brixmor Operating Partnership, 3.65%, 6/15/24  134,000 145
Brixmor Operating Partnership, 3.85%, 2/1/25  285,000 310
Brixmor Operating Partnership, 4.05%, 7/1/30  70,000 77
Brixmor Operating Partnership, 4.125%, 5/15/29  445,000 495
Cameron LNG, 2.902%, 7/15/31 (1) 90,000 95
Cameron LNG, 3.302%, 1/15/35 (1) 95,000 103
Cameron LNG, 3.701%, 1/15/39 (1) 75,000 82
Capital One Financial, 3.75%, 3/9/27  775,000 868
Cardinal Health, 3.75%, 9/15/25  205,000 226
Cardinal Health, 4.50%, 11/15/44  50,000 55
Cardinal Health, 4.90%, 9/15/45  50,000 58
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 550,000 595
Charter Communications Operating, 2.30%, 2/1/32  275,000 269
Charter Communications Operating, 2.80%, 4/1/31  495,000 502
Charter Communications Operating, 3.75%, 2/15/28  175,000 192

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Charter Communications Operating, 4.20%, 3/15/28  310,000 347
Charter Communications Operating, 4.80%, 3/1/50  75,000 82
Charter Communications Operating, 5.125%, 7/1/49  85,000 98
Charter Communications Operating, 5.75%, 4/1/48  15,000 18
Charter Communications Operating, 6.484%, 10/23/45  50,000 67
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  225,000 243
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  70,000 81
Cigna, 3.40%, 3/15/50  495,000 505
Cigna, 4.50%, 2/25/26  235,000 269
Citigroup, VR, 3.106%, 4/8/26 (12) 215,000 231
CNO Financial Group, 5.25%, 5/30/25  124,000 142
Comcast, 3.25%, 11/1/39  300,000 318
Country Garden Holdings, 5.125%, 1/17/25  200,000 210
Country Garden Holdings, 6.15%, 9/17/25  300,000 334
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(12) 310,000 321
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(12) 385,000 405
Credit Suisse Group, VR, 4.194%, 4/1/31 (1)(12) 295,000 334
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 380
CVS Health, 1.30%, 8/21/27  180,000 176
CVS Health, 1.875%, 2/28/31  165,000 159
CVS Health, 2.70%, 8/21/40  70,000 66
CVS Health, 3.625%, 4/1/27  45,000 50
CVS Health, 4.25%, 4/1/50  515,000 597
CVS Health, 5.05%, 3/25/48  135,000 171
CVS Health, 5.125%, 7/20/45  10,000 13
Daimler Finance North America, 1.45%, 3/2/26 (1) 270,000 271
Daimler Finance North America, 2.45%, 3/2/31 (1) 150,000 152
Danske Bank, VR, 3.001%, 9/20/22 (1)(12) 260,000 263
Danske Bank, VR, 3.244%, 12/20/25 (1)(12) 260,000 279
Diamondback Energy, 3.25%, 12/1/26  260,000 274
Discover Financial Services, 3.75%, 3/4/25  320,000 349
Discover Financial Services, 4.10%, 2/9/27  225,000 254
Ecolab, 4.80%, 3/24/30  20,000 24
Edison International, 4.95%, 4/15/25  15,000 17
Energy Transfer Operating, 2.90%, 5/15/25  90,000 95
Energy Transfer Operating, 4.50%, 4/15/24  50,000 55
Energy Transfer Operating, 4.95%, 6/15/28  80,000 90
Energy Transfer Operating, 5.00%, 5/15/50  45,000 47
Energy Transfer Operating, 5.25%, 4/15/29  115,000 133
Energy Transfer Operating, 5.50%, 6/1/27  35,000 41
Energy Transfer Operating, 5.875%, 1/15/24  465,000 520
Energy Transfer Operating, 6.00%, 6/15/48  145,000 165
Energy Transfer Operating, 6.25%, 4/15/49  320,000 375
Eni, Series X-R, 4.75%, 9/12/28 (1) 360,000 420
Essex Portfolio, 3.375%, 4/15/26  170,000 187
Falabella, 4.375%, 1/27/25 (10) 500,000 550

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
GE Capital Funding, 4.05%, 5/15/27 (1) 210,000 237
GE Capital International Funding, 3.373%, 11/15/25  535,000 583
General Motors Financial, 3.20%, 7/6/21  30,000 30
General Motors Financial, 4.00%, 10/6/26  100,000 111
General Motors Financial, 4.35%, 4/9/25  165,000 182
General Motors Financial, 5.10%, 1/17/24  285,000 317
GLP Capital, 3.35%, 9/1/24  60,000 64
Goldman Sachs Group, 3.50%, 11/16/26  230,000 253
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 25,000 25
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 70,000 71
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 30,000 31
Hasbro, 3.55%, 11/19/26  120,000 131
Healthcare Realty Trust, 2.05%, 3/15/31  95,000 91
Healthcare Realty Trust, 3.625%, 1/15/28  260,000 283
Healthpeak Properties, 2.875%, 1/15/31  35,000 36
Healthpeak Properties, 3.25%, 7/15/26  30,000 33
Healthpeak Properties, 3.50%, 7/15/29  35,000 39
Heathrow Funding, 4.875%, 7/15/21 (1) 175,000 178
Highwoods Realty, 3.05%, 2/15/30  350,000 360
Highwoods Realty, 4.125%, 3/15/28  110,000 122
HSBC Holdings, 3.90%, 5/25/26  310,000 346
HSBC Holdings, VR, 2.099%, 6/4/26 (12) 390,000 403
Humana, 4.875%, 4/1/30  265,000 318
Hyundai Capital America, 1.80%, 10/15/25 (1) 120,000 121
Hyundai Capital America, 2.375%, 2/10/23 (1) 245,000 253
Intercontinental Exchange, 1.85%, 9/15/32  650,000 617
Intercontinental Exchange, 2.10%, 6/15/30  330,000 329
JPMorgan Chase, VR, 1.764%, 11/19/31 (12) 735,000 705
JPMorgan Chase, VR, 2.182%, 6/1/28 (12) 295,000 304
JPMorgan Chase, VR, 2.739%, 10/15/30 (12) 185,000 194
JPMorgan Chase, VR, 2.956%, 5/13/31 (12) 1,000,000 1,044
JPMorgan Chase, VR, 3.54%, 5/1/28 (12) 120,000 134
Keysight Technologies, 4.60%, 4/6/27  68,000 80
Kilroy Realty, 3.45%, 12/15/24  470,000 507
Kookmin Bank, 4.50%, 2/1/29  350,000 401
Las Vegas Sands, 3.20%, 8/8/24  60,000 63
Las Vegas Sands, 3.50%, 8/18/26  95,000 101
Longfor Group Holdings, 3.95%, 9/16/29  375,000 406
Marsh & McLennan, 2.25%, 11/15/30  85,000 86
Micron Technology, 4.185%, 2/15/27  185,000 210
Micron Technology, 4.64%, 2/6/24  380,000 418
Micron Technology, 4.975%, 2/6/26  200,000 230
Micron Technology, 5.327%, 2/6/29  115,000 138
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 380,000 413
Morgan Stanley, 3.75%, 2/25/23  530,000 564
Morgan Stanley, 4.00%, 7/23/25  1,035,000 1,163

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Morgan Stanley, VR, 1.794%, 2/13/32 (12) 245,000 234
Morgan Stanley, VR, 1.928%, 4/28/32 (12) 85,000 82
Morgan Stanley, VR, 4.431%, 1/23/30 (12) 95,000 111
Natwest Group, 5.125%, 5/28/24  100,000 112
Netflix, 4.625%, 5/15/29 (EUR)  290,000 434
NiSource, 1.70%, 2/15/31  150,000 143
NiSource, 3.60%, 5/1/30  155,000 172
NRG Energy, 4.45%, 6/15/29 (1) 115,000 127
NTT Finance, 1.591%, 4/3/28 (1) 295,000 293
NTT Finance, 2.065%, 4/3/31 (1) 200,000 199
NXP, 2.70%, 5/1/25 (1) 20,000 21
NXP, 3.15%, 5/1/27 (1) 40,000 43
NXP, 5.35%, 3/1/26 (1) 105,000 124
Occidental Petroleum, 2.90%, 8/15/24  650,000 633
Pacific Gas & Electric, 2.10%, 8/1/27  235,000 234
Pacific Gas & Electric, 2.50%, 2/1/31  265,000 257
Pacific Gas & Electric, 3.30%, 8/1/40  225,000 214
Pacific Gas & Electric, 3.95%, 12/1/47  155,000 150
Pacific Gas & Electric, 4.55%, 7/1/30  585,000 651
PerkinElmer, 3.30%, 9/15/29  99,000 106
Perrigo Finance Unlimited, 3.15%, 6/15/30  235,000 242
Perrigo Finance Unlimited, 4.375%, 3/15/26  400,000 450
Prologis, 1.25%, 10/15/30  85,000 80
Regency Centers, 3.60%, 2/1/27  660,000 722
Regency Centers, 3.70%, 6/15/30  70,000 77
Reynolds American, 4.45%, 6/12/25  175,000 195
Ross Stores, 1.875%, 4/15/31  205,000 197
Sabine Pass Liquefaction, 4.50%, 5/15/30  40,000 46
Sabine Pass Liquefaction, 5.00%, 3/15/27  545,000 630
Sabine Pass Liquefaction, 5.875%, 6/30/26  15,000 18
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (12) 335,000 337
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 41
SBA Tower Trust, 2.836%, 1/15/25 (1) 340,000 362
SBA Tower Trust, 3.168%, 4/11/22 (1) 230,000 231
SBA Tower Trust, 3.448%, 3/15/23 (1) 100,000 106
SBA Tower Trust, Series 2014-2A, Class C, STEP, 3.869%,
10/15/49 (1) 265,000 279
Sempra Energy, 3.40%, 2/1/28  430,000 472
Shinhan Bank, 4.00%, 4/23/29  375,000 416
Simon Property Group, 2.65%, 7/15/30  185,000 188
Simon Property Group, 3.30%, 1/15/26  40,000 43
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 210,000 223
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 245,000 262
Southern, 3.25%, 7/1/26  260,000 282
Standard Chartered, VR, 4.644%, 4/1/31 (1)(12) 690,000 804
Synchrony Financial, 4.25%, 8/15/24  45,000 49

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Synchrony Financial, 4.375%, 3/19/24  65,000 71
T-Mobile USA, 2.05%, 2/15/28 (1) 120,000 120
T-Mobile USA, 3.75%, 4/15/27 (1) 750,000 827
Tengizchevroil Finance International, 4.00%, 8/15/26  525,000 571
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  90,000 101
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  130,000 149
Transurban Finance, 2.45%, 3/16/31 (1) 135,000 137
Transurban Finance, 3.375%, 3/22/27 (1) 255,000 280
Transurban Finance, 4.125%, 2/2/26 (1) 55,000 62
Trinity Acquisition, 4.40%, 3/15/26  195,000 222
U.S. Airways PTT, Series 2013-1, Class A, 3.95%, 11/15/25  72,572 71
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  78,503 76
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  49,262 49
UnitedHealth Group, 2.00%, 5/15/30  285,000 285
Valero Energy, 2.15%, 9/15/27  90,000 90
Vanke Real Estate Hong Kong, 5.35%, 3/11/24  500,000 558
VEREIT Operating Partnership, 2.20%, 6/15/28  50,000 50
VEREIT Operating Partnership, 2.85%, 12/15/32  240,000 239
VEREIT Operating Partnership, 3.40%, 1/15/28  180,000 194
VEREIT Operating Partnership, 3.95%, 8/15/27  230,000 259
VEREIT Operating Partnership, 4.60%, 2/6/24  385,000 423
VEREIT Operating Partnership, 4.625%, 11/1/25  320,000 364
VEREIT Operating Partnership, 4.875%, 6/1/26  250,000 290
Verizon Communications, 2.65%, 11/20/40  220,000 205
Verizon Communications, 2.987%, 10/30/56 (1) 1,250,000 1,130
Verizon Communications, 4.329%, 9/21/28  205,000 237
Verizon Communications, 4.522%, 9/15/48  150,000 177
Verizon Communications, 4.75%, 11/1/41  55,000 67
Vistra Operations, 3.55%, 7/15/24 (1) 405,000 434
Vodafone Group, 4.125%, 5/30/25  230,000 258
Vodafone Group, 4.875%, 6/19/49  270,000 326
Vodafone Group, 5.25%, 5/30/48  500,000 647
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  100,000 133
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 245,000 243
Volkswagen Group of America Finance, 2.85%, 9/26/24 (1) 250,000 266
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 785,000 853
Wells Fargo, 4.30%, 7/22/27  175,000 202
Wells Fargo, VR, 2.188%, 4/30/26 (12) 150,000 156
Wells Fargo, VR, 2.393%, 6/2/28 (12) 670,000 696
Wells Fargo, VR, 2.572%, 2/11/31 (12) 800,000 825
Wells Fargo, VR, 2.879%, 10/30/30 (12) 500,000 528
Westlake Chemical, 1.625%, 7/17/29 (EUR)  100,000 124
Williams, 3.90%, 1/15/25  490,000 534
Williams, 4.00%, 9/15/25  495,000 547
Williams, 4.55%, 6/24/24  335,000 372
Williams, 5.10%, 9/15/45  230,000 269

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Woodside Finance, 3.65%, 3/5/25 (1) 240,000 256
Woodside Finance, 3.70%, 9/15/26 (1) 195,000 212
Woodside Finance, 3.70%, 3/15/28 (1)(10) 515,000 542
WPP Finance 2010, 3.75%, 9/19/24  530,000 583
Total Corporate Bonds (Cost $70,497) 73,840
EQUITY MUTUAL FUNDS 8.4%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 4,382,149 224,278
T. Rowe Price Real Assets Fund - I Class (3) 5,449,838 70,358
Total Equity Mutual Funds (Cost $193,279) 294,636
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
Equate Petrochemical, 4.25%, 11/3/26  525,000 572
Perusahaan Listrik Negara, 4.125%, 5/15/27 (1) 375,000 408
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 550,000 601
Syngenta Finance, 3.933%, 4/23/21 (1) 395,000 396
Total Foreign Government Obligations & Municipalities (Cost
$1,941) 1,977
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.8%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 0.992%, 9/15/34 (1) 167,534 168
Angel Oak Mortgage Trust, Series 2019-3, Class A2, CMO, ARM,
3.136%, 5/25/59 (1) 122,419 123
Angel Oak Mortgage Trust, Series 2019-3, Class A3, CMO, ARM,
3.238%, 5/25/59 (1) 120,308 121
Angel Oak Mortgage Trust, Series 2020-3, Class A1, CMO, ARM,
1.691%, 4/25/65 (1) 193,323 195
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 96,444 97
Angel Oak Mortgage Trust, Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 301,628 305
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 190,622 193
Ashford Hospitality Trust, Series 2018-ASHF, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.356%, 4/15/35 (1) 180,000 179
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A, ARM, 1M
USD LIBOR + 0.93%, 1.043%, 12/15/36 (1) 420,000 420
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.362%, 9/15/32 (1) 120,000 120

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 1.912%, 9/15/32 (1) 145,000 143
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D,
ARM, 1M USD LIBOR + 2.16%, 2.266%, 11/15/34 (1) 135,000 133
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A,
CMO, ARM, 3.50%, 1/28/58 (1) 91,997 93
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1,
Class A1, CMO, ARM, 3.00%, 3/28/57 (1) 33,139 34
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4,
Class A, CMO, ARM, 3.50%, 1/28/55 (1) 121,710 125
BBCCRE Trust, Series 2015-GTP, Class C, ARM, 4.548%,
8/10/33 (1) 340,000 347
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  130,000 145
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 1.112%, 4/15/34 (1) 305,000 305
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class
C, ARM, 3.662%, 11/15/52  145,000 150
CIM Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%,
8/25/49 (1) 95,616 98
CIM Trust, Series 2020-INV1, Class A2, CMO, ARM, 2.50%,
4/25/50 (1) 402,712 414
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class
AS, 3.571%, 2/10/48  55,000 59
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class AS,
3.764%, 10/12/50  260,000 288
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS,
3.915%, 4/14/50  260,000 289
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class C,
ARM, 4.672%, 3/10/51  145,000 147
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41 (1) 120,000 120
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41 (1) 100,000 98
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.762%, 11/15/37 (1) 113,044 113
COLT Mortgage Loan Trust, Series 2019-3, Class A1, CMO, ARM,
2.764%, 8/25/49 (1) 119,895 121
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 118,263 119
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 186,980 190
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  120,000 132
Commercial Mortgage Trust, Series 2015-LC21, Class B, ARM,
4.335%, 7/10/48  210,000 227

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Commercial Mortgage Trust, Series 2015-PC1, Class B, ARM,
4.325%, 7/10/50  105,000 112
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  130,161 140
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 480,000 502
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.413%, 10/10/29 (1) 170,000 178
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 1.468%, 9/25/29  305,677 306
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.218%, 11/25/29  369,975 365
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 1.118%, 2/25/30  210,185 208
Connecticut Avenue Securities, Series 2018-C02, Class 2EB2,
CMO, ARM, 1M USD LIBOR + 0.90%, 1.018%, 8/25/30  156,423 153
Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M1,
CMO, ARM, 1M USD LIBOR + 0.75%, 0.868%, 1/25/40 (1) 61,049 61
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 125,000 128
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  140,000 151
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class B,
3.48%, 9/15/52  165,000 172
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 0.812%, 6/15/34 (1) 360,000 360
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 285,000 279
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A1,
CMO, ARM, 3.558%, 4/25/59 (1) 91,483 92
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, CMO,
ARM, 2.739%, 11/25/59 (1) 148,919 152
FirstKey Mortgage Trust, Series 2014-1, Class B2, CMO, ARM,
3.985%, 11/25/44 (1) 72,764 74
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 0.968%, 3/25/50 (1) 96,548 97
FREMF Mortgage Trust, Series 2018-K731, Class B, ARM, 3.932%,
2/25/25 (1) 345,000 374
FREMF Mortgage Trust, Series 2019-K100, Class B, ARM, 3.49%,
11/25/52 (1) 245,000 262
FREMF Mortgage Trust, Series 2019-K736, Class B, ARM, 3.758%,
7/25/26 (1) 295,000 320
FREMF Mortgage Trust, Series 2019-K92, Class B, ARM, 4.193%,
5/25/52 (1) 105,000 118
FREMF Mortgage Trust, Series 2019-K98, Class B, ARM, 3.737%,
10/25/52 (1) 170,000 185

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 75,645 78
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57 (1) 293,504 300
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 83,318 86
Galton Funding Mortgage Trust, Series 2019-2, Class A42, CMO,
ARM, 3.50%, 6/25/59 (1) 40,721 41
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, CMO,
ARM, 2.657%, 10/25/59 (1) 139,174 142
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 240,699 244
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (1) 205,858 210
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD
LIBOR + 1.034%, 1.14%, 12/15/36 (1) 225,000 225
Great Wolf Trust, Series 2019-WOLF, Class D, ARM, 1M USD
LIBOR + 1.933%, 2.039%, 12/15/36 (1) 190,000 186
GS Mortgage Securities Trust, Series 2015-GC28, Class AS,
3.759%, 2/10/48  180,000 196
GS Mortgage Securities Trust, Series 2017-GS8, Class C, ARM,
4.336%, 11/10/50  480,000 509
GS Mortgage Securities Trust, Series 2019-GSA1, Class B,
3.511%, 11/10/52  390,000 413
GS Mortgage Securities Trust, Series 2019-SOHO, Class C, ARM,
1M USD LIBOR + 1.30%, 1.42%, 6/15/36 (1) 355,000 355
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.964%, 7/25/44 (1) 8,139 8
GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class A8,
CMO, ARM, 4.00%, 8/25/49 (1) 137,798 142
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 3.00%, 10/25/50 (1) 376,760 385
Hilton Orlando Trust, Series 2018-ORL, Class A, ARM, 1M USD
LIBOR + 0.92%, 1.026%, 12/15/34 (1) 289,000 289
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1,
CMO, ARM, 3.454%, 1/25/59 (1) 123,958 125
Homeward Opportunities Fund I Trust, Series 2019-1, Class A2,
CMO, ARM, 3.556%, 1/25/59 (1) 107,995 109
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3,
CMO, ARM, 3.606%, 1/25/59 (1) 188,991 191
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1,
CMO, ARM, 2.675%, 11/25/59 (1) 112,031 114
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
CMO, ARM, 3.031%, 11/25/59 (1) 168,829 172
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
CMO, ARM, 1.657%, 5/25/65 (1) 173,046 175

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, ARM, 1M
USD LIBOR + 0.95%, 1.063%, 1/15/33 (1) 125,000 125
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, ARM, 1M
USD LIBOR + 1.50%, 1.613%, 1/15/33 (1) 375,000 371
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class AS, 3.056%, 8/15/49  165,000 174
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 85
JPMorgan Mortgage Trust, Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 88,963 92
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 148,915 153
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 172,741 178
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 83,204 85
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 187,208 192
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, CMO,
ARM, 2.50%, 4/25/57 (1) 19,425 20
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, CMO,
ARM, 2.75%, 7/25/59 (1) 75,665 77
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  125,000 132
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  55,000 61
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  175,000 194
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, ARM,
4.031%, 5/15/48  25,000 28
Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, ARM,
1M USD LIBOR + 1.25%, 1.356%, 11/15/34 (1) 240,000 239
MSCG Trust, Series 2018-SELF, Class A, ARM, 1M USD LIBOR +
0.90%, 1.012%, 10/15/37 (1) 235,000 235
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class
A1, CMO, ARM, 3.60%, 4/25/49 (1) 119,745 121
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class
A2, CMO, ARM, 3.701%, 4/25/49 (1) 66,960 68
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 317,275 326
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class
A1, CMO, ARM, 2.464%, 1/26/60 (1) 183,176 187
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 125,734 131
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 106,673 109

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 127,422 131
OBX Trust, Series 2020-EXP1, Class 2A1, CMO, ARM, 1M USD
LIBOR + 0.75%, 0.868%, 2/25/60 (1) 66,405 67
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 320,962 330
OBX Trust, Series 2020-EXP3, Class 1A8, CMO, ARM, 3.00%,
1/25/60 (1) 289,720 299
Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%,
4/13/33 (1) 131,000 121
Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M1,
CMO, ARM, 3.00%, 9/25/55 (1) 31,063 31
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.48%, 4/25/43  199,681 206
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.826%, 8/25/47 (1) 118,918 126
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 100,717 103
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 2/25/48 (1) 29,235 30
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 81,302 83
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 67,139 69
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 120,645 123
Starwood Mortgage Residential Trust, Series 2018-IMC2, Class
A1, CMO, ARM, 4.121%, 10/25/48 (1) 102,222 106
Starwood Mortgage Residential Trust, Series 2019-1, Class A1,
CMO, ARM, 2.941%, 6/25/49 (1) 128,981 131
Starwood Mortgage Residential Trust, Series 2019-1, Class A2,
CMO, ARM, 3.146%, 6/25/49 (1) 159,192 162
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class
A1, CMO, ARM, 3.468%, 2/25/49 (1) 97,277 98
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1,
CMO, ARM, 2.61%, 9/27/49 (1) 200,730 205
Structured Agency Credit Risk Debt Notes, Series 2015-DNA3,
Class M3, CMO, ARM, 1M USD LIBOR + 4.70%, 4.818%, 4/25/28  231,570 241
Structured Agency Credit Risk Debt Notes, Series 2016-HQA3,
Class M2, CMO, ARM, 1M USD LIBOR + 1.35%, 1.468%, 3/25/29  15,013 15
Structured Agency Credit Risk Debt Notes, Series 2017-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 1.20%, 1.318%,
10/25/29  166,154 167
Structured Agency Credit Risk Debt Notes, Series 2017-DNA3,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.218%,
3/25/30  380,000 383

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Structured Agency Credit Risk Debt Notes, Series 2018-DNA1,
Class M2AT, CMO, ARM, 1M USD LIBOR + 1.05%, 1.168%,
7/25/30  234,323 233
Structured Agency Credit Risk Debt Notes, Series 2018-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.80%, 0.918%,
12/25/30 (1) 48,880 49
Structured Agency Credit Risk Debt Notes, Series 2018-DNA3,
Class M1, CMO, ARM, 1M USD LIBOR + 0.75%, 0.868%,
9/25/48 (1) 213 —
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.218%,
9/25/30  168,191 168
Structured Agency Credit Risk Debt Notes, Series 2018-HRP2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.25%, 1.368%,
2/25/47 (1) 173,138 174
Structured Agency Credit Risk Debt Notes, Series 2020-DNA4,
Class M1, CMO, ARM, 1M USD LIBOR + 1.50%, 1.618%,
8/25/50 (1) 102,874 103
Structured Agency Credit Risk Debt Notes, Series 2020-DNA5,
Class M2, CMO, ARM, SOFR30A + 2.80%, 2.845%, 10/25/50 (1) 265,000 267
Structured Agency Credit Risk Debt Notes, Series 2020-HQA3,
Class M1, CMO, ARM, 1M USD LIBOR + 1.55%, 1.668%,
7/25/50 (1) 22,647 23
Structured Agency Credit Risk Debt Notes, Series 2020-HQA4,
Class M1, CMO, ARM, 1M USD LIBOR + 1.30%, 1.418%,
9/25/50 (1) 93,000 93
Structured Agency Credit Risk Debt Notes, Series 2020-HQA5,
Class M1, CMO, ARM, SOFR30A + 1.10%, 1.145%, 11/25/50 (1) 133,194 133
Towd Point Mortgage Trust, Series 2015-3, Class A1B, CMO, ARM,
3.00%, 3/25/54 (1) 4,090 4
Towd Point Mortgage Trust, Series 2015-4, Class A1B, CMO, ARM,
2.75%, 4/25/55 (1) 9,759 10
Towd Point Mortgage Trust, Series 2015-4, Class M1, CMO, ARM,
3.75%, 4/25/55 (1) 150,000 157
Towd Point Mortgage Trust, Series 2015-5, Class A1B, CMO, ARM,
2.75%, 5/25/55 (1) 12,282 12
Towd Point Mortgage Trust, Series 2016-1, Class A1B, CMO, ARM,
2.75%, 2/25/55 (1) 20,902 21
Towd Point Mortgage Trust, Series 2016-1, Class A3B, CMO, ARM,
3.00%, 2/25/55 (1) 43,748 45
Towd Point Mortgage Trust, Series 2016-2, Class A1A, CMO, ARM,
2.75%, 8/25/55 (1) 76,376 77
Towd Point Mortgage Trust, Series 2016-4, Class A1, CMO, ARM,
2.25%, 7/25/56 (1) 42,937 43
Towd Point Mortgage Trust, Series 2017-1, Class A1, CMO, ARM,
2.75%, 10/25/56 (1) 31,977 33
Towd Point Mortgage Trust, Series 2017-2, Class A1, CMO, ARM,
2.75%, 4/25/57 (1) 33,383 34

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Towd Point Mortgage Trust, Series 2017-5, Class A1, CMO, ARM,
1M USD LIBOR + 0.60%, 0.718%, 2/25/57 (1) 49,818 50
Towd Point Mortgage Trust, Series 2018-SJ1, Class A1, CMO,
ARM, 4.00%, 10/25/58 (1) 31,329 31
Verus Securitization Trust, Series 2019-1, Class A1, CMO, ARM,
3.836%, 2/25/59 (1) 129,630 130
Verus Securitization Trust, Series 2019-2, Class A3, CMO, ARM,
3.448%, 5/25/59 (1) 349,104 350
Verus Securitization Trust, Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 118,070 121
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 149,243 152
Verus Securitization Trust, Series 2019-INV1, Class A1, CMO,
ARM, 3.402%, 12/25/59 (1) 114,314 116
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 248,149 254
Verus Securitization Trust, Series 2020-1, Class A3, CMO, STEP,
2.724%, 1/25/60 (1) 299,187 304
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 104
Vista Point Securitization Trust, Series 2020-1, Class A1, CMO,
ARM, 1.763%, 3/25/65 (1) 135,716 137
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO,
ARM, 3.401%, 4/25/65 (1) 145,000 148
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class
C, ARM, 4.209%, 6/15/48  460,000 498
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class
C, ARM, 4.293%, 7/15/58  40,000 43
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 396
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class
B, ARM, 3.917%, 7/15/50  425,000 459
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 671
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31 (1) 365,000 373
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class
B, 3.139%, 2/15/53  195,757 206
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1,
Class A17, CMO, ARM, 3.00%, 5/25/50 (1) 74,870 76
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  230,000 251
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 230,000 252
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$28,115) 28,706

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
PRIVATE INVESTMENT COMPANIES 4.0%
Blackstone Partners Offshore Fund (5)(7) 107,873 139,602
Total Private Investment Companies (Cost $114,042) 139,602
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.2%
U.S. Government Agency Obligations 0.9% (13)
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  181,356 28
Federal Home Loan Mortgage
2.50%, 4/1/30  115,500 122
3.00%, 12/1/42 - 2/1/47  746,010 798
3.50%, 8/1/42 - 3/1/46  853,651 930
4.00%, 10/1/40 - 12/1/41  202,945 225
4.50%, 9/1/23 - 5/1/42  293,697 331
5.00%, 1/1/24 - 8/1/40  81,946 95
5.50%, 11/1/21 - 1/1/40  153 —
6.00%, 10/1/21 - 8/1/38  58,472 69
6.50%, 3/1/32 - 9/1/32  25,083 29
7.00%, 6/1/32  475 1
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 2.725%, 7/1/35  939 1
12M USD LIBOR + 1.735%, 2.109%, 2/1/37  8,862 9
12M USD LIBOR + 1.78%, 2.16%, 2/1/37  5,117 5
12M USD LIBOR + 1.78%, 2.285%, 9/1/32  159 —
12M USD LIBOR + 1.831%, 2.205%, 1/1/37  5,342 5
Federal Home Loan Mortgage, UMBS
3.00%, 5/1/31 - 12/1/50  1,291,201 1,371
3.50%, 6/1/33  92,368 99
4.00%, 1/1/50 - 2/1/50  618,457 664
4.50%, 5/1/50  67,632 74
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44  75,534 77
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  1,108 —
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  68,610 72
3.50%, 6/1/42 - 5/1/46  809,006 885
4.00%, 11/1/40  235,391 258
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  783 1
12M USD LIBOR + 1.892%, 2.307%, 12/1/35  1,982 2
Federal National Mortgage Assn., UMBS
2.50%, 8/1/30 - 12/1/50  2,183,801 2,275

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
3.00%, 1/1/27 - 7/1/50  5,513,181 5,900
3.50%, 4/1/31 - 7/1/50  2,846,126 3,055
4.00%, 11/1/40 - 1/1/50  1,952,869 2,134
4.50%, 7/1/39 - 5/1/50  1,079,111 1,204
5.00%, 9/1/23 - 12/1/47  596,132 690
5.50%, 9/1/23 - 9/1/41  405,011 471
6.00%, 6/1/21 - 1/1/41  348,005 415
6.50%, 7/1/32 - 5/1/40  113,946 132
UMBS, TBA(14)
2.00%, 4/1/36 - 3/1/51  4,035,000 4,095
2.50%, 3/1/36 - 3/1/51  2,625,000 2,722
3.00%, 3/1/51  1,665,000 1,743
4.00%, 3/1/51  440,000 473
4.50%, 3/1/51  1,010,000 1,099
5.00%, 3/1/51  105,000 116
32,675
U.S. Government Obligations 0.3%
Government National Mortgage Assn.
2.50%, 1/20/51  713,162 741
3.00%, 9/15/42 - 7/20/50  2,143,682 2,243
3.50%, 12/20/42 - 4/20/48  2,392,956 2,593
4.00%, 7/20/42 - 1/20/48  919,082 1,001
4.50%, 11/20/39 - 1/20/47  336,047 376
5.00%, 7/20/39 - 7/20/48  609,761 691
5.50%, 1/20/36 - 3/20/49  371,414 421
6.00%, 12/20/38  25,144 30
6.50%, 3/15/26 - 12/20/33  1,129 2
8.00%, 4/15/22 - 10/20/25  365 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  110,529 115
Government National Mortgage Assn., CMO, IO
3.50%, 4/20/39 - 5/20/43  57,658 6
4.00%, 5/20/37 - 2/20/43  80,828 5
4.50%, 12/20/39  4,519 —
Government National Mortgage Assn., TBA(14)
2.00%, 3/20/51  255,000 259
2.50%, 3/20/51  1,070,000 1,111
3.00%, 4/20/51  335,000 349
4.00%, 3/20/51  705,000 754
10,697
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $42,501) 43,372

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.4%
U.S. Treasury Obligations 1.4%
U.S. Treasury Bonds, 1.375%, 11/15/40  2,465,000 2,206
U.S. Treasury Bonds, 1.625%, 11/15/50  2,495,000 2,220
U.S. Treasury Bonds, 1.875%, 2/15/41  735,000 719
U.S. Treasury Bonds, 1.875%, 2/15/51  150,000 142
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  755,802 813
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  2,121,293 2,313
U.S. Treasury Notes, 0.125%, 5/15/23 (15) 5,255,000 5,250
U.S. Treasury Notes, 0.125%, 1/15/24  4,000,000 3,984
U.S. Treasury Notes, 0.125%, 2/15/24  2,365,000 2,355
U.S. Treasury Notes, 0.375%, 12/31/25  3,375,000 3,324
U.S. Treasury Notes, 0.375%, 1/31/26  6,900,000 6,789
U.S. Treasury Notes, 0.375%, 9/30/27  10,400,000 9,951
U.S. Treasury Notes, 1.625%, 11/15/22 (15) 1,185,000 1,215
U.S. Treasury Notes, 1.625%, 12/15/22 (15) 7,780,000 7,988
49,269
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $49,866) 49,269
SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Treasury Reserve Fund, 0.05% (3)(16) 133,049,305 133,049
Total Short-Term Investments (Cost $133,049) 133,049

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 0.10% (3)(16) 1,847,641 18,476
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 18,476
Total Securities Lending Collateral (Cost $18,476) 18,476
Total Investments in Securities 101.0%
(Cost $2,288,822) $ 3,554,132
Other Assets Less Liabilities (1.0)% (36,634)
Net Assets 100.0% $ 3,517,498
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $56,910 and represents 1.6% of net assets.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2021.
(7) Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $16,413 and represents 0.5% of net assets.
(9) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(10) All or a portion of this security is on loan at February 28, 2021.
(11) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
(12) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(13) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National
Mortgage Association and the Federal Home Loan Mortgage Corporation,
including UMBS, currently operate under a federal conservatorship.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $12,721 and represents 0.4% of net assets.
(15) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian New Sol
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

. .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . . .
. . .
. . .
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured Overnight Financing Rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 4/16/21 @ $3,825.00 566 215,711 (6,082)
Total Options Written (Premiums $(6,932)) $ (6,082)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Boeing, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 520 4 3 1
Barclays Bank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 25 — — —
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 902 21 12 9
Barclays Bank, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 215 3 1 2
Barclays Bank, Protection Sold (Relevant
Credit: United Mexican States, Baa1*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 913 (3) 4 (7)
BNP Paribas, Protection Sold (Relevant
Credit: Republic of Chile, A1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 498 11 8 3
Citibank, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 55 — (1) 1
Citibank, Protection Sold (Relevant Credit:
United Mexican States, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 257 — 2 (2)
Goldman Sachs, Protection Sold (Relevant
Credit: Republic of Indonesia, Baa2*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/25 933 11 1 10
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 47 1 — 1

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Devon Energy, Ba1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 30 — — —
Total Bilateral Credit Default Swaps, Protection Sold 30 18
Total Bilateral Swaps 30 18
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S35, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/25 * 2,445 227 237 (10)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S35, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/25 4,684 107 98 9
Total Centrally Cleared Credit Default Swaps,
Protection Sold (1)
Total Centrally Cleared Swaps (1)
Net payments (receipts) of variation margin to date 7
Variation margin receivable (payable) on centrally cleared swaps $ 6
* Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $21.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 IDR 1,673,895 USD 118 $ (3)
Bank of America 4/9/21 INR 4,370 USD 59 —
Bank of America 4/16/21 MXN 2,345 USD 116 (5)
Bank of America 4/23/21 CAD 150 USD 117 1
Barclays Bank 4/9/21 USD 233 PEN 850 —
Canadian Imperial Bank
of Commerce 4/23/21 CAD 725 USD 575 (5)
Citibank 4/16/21 USD 229 MXN 4,700 6
Citibank 4/23/21 AUD 930 USD 714 2
Citibank 4/23/21 AUD 410 USD 319 (4)
Citibank 4/23/21 JPY 49,289 USD 475 (12)
Citibank 4/23/21 USD 578 NOK 4,905 13
Citibank 4/23/21 USD 594 NZD 825 (2)
Credit Suisse 4/9/21 RUB 8,680 USD 117 (1)
Credit Suisse 4/9/21 USD 236 INR 17,420 2
Credit Suisse 4/23/21 NOK 4,850 USD 569 (10)
Deutsche Bank 4/9/21 IDR 491,794 USD 35 (1)
Deutsche Bank 4/9/21 USD 236 IDR 3,340,430 6
Goldman Sachs 4/9/21 INR 4,370 USD 59 —
Goldman Sachs 4/16/21 MXN 2,355 USD 118 (6)
HSBC Bank 4/23/21 CAD 755 USD 592 2
HSBC Bank 4/23/21 CAD 430 USD 340 (2)
HSBC Bank 4/23/21 USD 603 CAD 765 1
HSBC Bank 5/21/21 USD 239 EUR 197 1
JPMorgan Chase 4/9/21 INR 8,680 USD 118 (1)
JPMorgan Chase 4/23/21 NOK 3,985 USD 467 (8)
JPMorgan Chase 4/23/21 NZD 1,640 USD 1,178 7
JPMorgan Chase 4/23/21 USD 612 AUD 790 4
JPMorgan Chase 4/23/21 USD 618 NOK 5,215 16
JPMorgan Chase 5/21/21 GBP 425 USD 583 9
JPMorgan Chase 5/21/21 USD 611 GBP 440 (2)
Morgan Stanley 4/9/21 PEN 638 USD 176 (2)
Morgan Stanley 4/23/21 NOK 6,225 USD 735 (17)
RBC Dominion Securities 4/23/21 CAD 915 USD 719 —
State Street 4/9/21 PEN 213 USD 59 —
State Street 5/21/21 GBP 860 USD 1,197 2
UBS Investment Bank 4/9/21 IDR 1,174,741 USD 82 (1)
UBS Investment Bank 4/9/21 RUB 8,790 USD 117 —
UBS Investment Bank 4/9/21 USD 228 RUB 17,470 (5)
UBS Investment Bank 4/23/21 AUD 960 USD 740 (1)
UBS Investment Bank 4/23/21 JPY 60,656 USD 585 (16)
UBS Investment Bank 4/23/21 NZD 810 USD 585 —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 4/23/21 USD 1,041 JPY 109,945 $ 9
UBS Investment Bank 5/21/21 USD 473 EUR 390 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ (22)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 136 MSCI EAFE Index contracts 3/21 (14,715) $ (452)
Long, 368 S&P 500 E-Mini Index contracts 3/21 70,089 (908)
Long, 71 U.S. Treasury Long Bond contracts 6/21 11,305 (102)
Short, 81 U.S. Treasury Notes five year contracts 6/21 (10,041) 82
Short, 16 U.S. Treasury Notes ten year contracts 6/21 (2,124) 26
Long, 201 U.S. Treasury Notes two year contracts 6/21 44,374 (36)
Long, 70 Ultra U.S. Treasury Bonds contracts 6/21 13,234 (38)
Short, 82 Ultra U.S. Treasury Notes ten year contracts 6/21 (12,082) 88
Net payments (receipts) of variation margin to date 1,463
Variation margin receivable (payable) on open futures contracts $ 123

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, (0.48)% $ — $ — $ —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 4.41% — 2,567 1,227
T. Rowe Price Institutional Emerging Markets
Equity Fund 975 70,155 979
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.35% (137) 1,088 632
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 3.45% 2 2,309 1,412
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.12% 272 852 689
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, (0.81)% 1 5 —
T. Rowe Price Real Assets Fund - I Class (224) 14,307 1,161
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 1.66% 7,778 (14,222) 553
T. Rowe Price Treasury Reserve Fund, 0.05% — — 80
T. Rowe Price Short-Term Fund, 0.10% — — —++
Totals $ 8,667# $ 77,061 $ 6,733+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Inflation
Protected Bond Fund - I Class,
(0.48)% $ 6 $ — $ — $ 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
4.41% 30,160 2,724 — 35,452
T. Rowe Price Institutional
Emerging Markets Equity Fund 169,570 1,246 16,692 224,278
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.35% 18,441 9,361 2,092 26,798
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
3.45% 30,330 7,372 2,073 37,938
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.12% 52,157 20,710 — 73,719
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, (0.81)% 88 1 — 93
T. Rowe Price Real Assets Fund
- I Class 53,612 6,161 3,724 70,358
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
1.66% 29,081 37,079 — 51,938
T. Rowe Price Treasury Reserve
Fund, 0.05% 54,644  ¤  ¤ 133,049
T. Rowe Price Short-Term Fund,
0.10% 7,560  ¤  ¤ 18,476
Total $ 672,105^
# Capital gain distributions from mutual funds represented $8,318 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $6,733 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $576,463.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Growth Allocation (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 215,955 $ — $ 215,955
Bond Mutual Funds 225,944 — — 225,944
Common Stocks 1,894,321 615,051 4,225 2,513,597
Convertible Preferred Stocks — 1,038 11,835 12,873
Equity Mutual Funds 294,636 — — 294,636
Private Investment Companies — — 139,602 139,602
Short-Term Investments 133,049 — — 133,049
Securities Lending Collateral 18,476 — — 18,476
Total Securities 2,566,426 832,044 155,662 3,554,132
Swaps* — 60 — 60
Forward Currency Exchange
Contracts — 82 — 82
Futures Contracts* 196 — — 196
Total $ 2,566,622 $ 832,186 $ 155,662 $ 3,554,470
Liabilities
Options Written $ — $ 6,082 $ — $ 6,082
Swaps* — 13 — 13
Forward Currency Exchange
Contracts — 104 — 104
Futures Contracts* 1,536 — — 1,536
Total $ 1,536 $ 6,199 $ — $ 7,735

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2021, totaled $20,206,000 for the period ended
February 28, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
1
Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-
Backed Securities, Foreign Government Obligations & Municipalities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
6/1/20
Gain (Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
2/28/21
Investment in Securities
Common Stocks $ 2,979 $ 624 $ 825 $ — $ (203) $ 4,225
Convertible Preferred
Stocks 3,399 3,649 5,242 — (455) 11,835
Private Investment
Companies 118,531 15,821 12,250 (7,000) — 139,602
Total $ 124,909 $ 20,094 $ 18,317 $ (7,000) $ (658) $ 155,662

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Investments in
Securities
Common
Stock
$ 4,225 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of Return 15% 15% Increase
Market
comparable
Enterprise
Value to Sales
Multiple
1.1x
– 20.0x
2.9x Increase
Sales Growth
Rate
19% 19% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Projected
Enterprise
Value to
EBITDA
Multiple
12.0x 12.0x Increase
Enterprise
Value to Gross
Profit Multiple
5.2x
– 36.3x
10.0x Increase
Gross Profit
Growth Rate
21% 21% Increase
Enterprise
Value to
EBITDA
Multiple
10.0x 10.0x Increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price to
Tangible Book
Value Multiple
0.9x
– 1.0x
1.0x Increase
Tangible Book
Value Growth
Rate
23% 23% Increase
Options Pricing
Model
Discount
for Lack of
Marketability
10% 10% Decrease
Risk-Free Rate 3% 3% Increase
Volatility 38%
– 43%
41% Increase
Private
Company
Valuation
—# —# —#
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Convertible
Preferred
Stocks
$ 11,835 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Enterprise
Value to Sales
Multiple
5.7x
– 20.0x
12.2x Increase
Sales Growth
Rate
12%
– 29%
23% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Enterprise
Value to Gross
Profit Multiple
8.3x
– 36.3x
18.4x Increase
Gross Profit
Rate
15%
– 29%
24% Increase

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F103-054Q3 02/21
($000s)
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 139,602 Rollforward of
Investee NAV
Estimated
return
0.90% 0.90% Increase